Reporting currency	12 Months Ended
Dec. 31, 2011
Differences Between Reported Amount and Reporting Currency Denominated Amount [Abstract]
Reporting currency

25.	Reporting currency

The change in reporting currency was made to better reflect the Company’s business activities, comprising primarily the construction of the wind farms in the U.S. and the associated U.S. dollar denominated financings and U.S. dollar denominated power purchase agreements. Prior to this change, the Company reported its annual consolidated balance sheets and the related consolidated statements of shareholders’ equity, comprehensive income (loss) and warrants and cash flows in Canadian dollars (CAD). In making this change in reporting currency, the Company followed the recommendations of the FASB Accounting Standards Codification (ASC) 830-45.

In accordance with ASC 830-45, the financial statements for all years and periods presented have been translated into the new reporting currency using the current rate method. Under this method, the statements of operations and cash flow statement items for each year have been translated into the reporting currency using the average exchange rates prevailing during each reporting period. All assets and liabilities have been translated using the exchange rate prevailing at the consolidated balance sheet dates. All resulting exchange differences arising from the translation are included as a separate component of other comprehensive income. All comparative financial information has been restated to reflect the Company’s results as if they had been historically reported in U.S. dollars in accordance with U.S. GAAP.

Statement of operations for the twelve months ended December 31, 2010

	Canadian	Adjustment	U.S.
	$	$	$

Revenue
Energy sales	2,717,417	(79,490)	2,637,927

Expenses
Cost of sales	1,491,476	(43,628)	1,447,848
General and administration	2,928,098	(102,878)	2,825,220
Project development	6,967,725	(203,610)	6,764,115
Amortization	956,270	(27,973)	928,297
Asset retirement obligation accretion	7,011	(205)	6,806
Interest on loan payable	68,499	(2,004)	66,495
Foreign exchange loss	(208,268)	6,093	(202,175)
	12,210,811	(374,205)	11,836,606

Operating loss	(9,493,394)	294,715	(9,198,679)
Interest income	16,049	(469)	15,580
Gain on sale of assets	23,344	(683)	22,661
Mark to market loss on Canadian dollar warrants	(1,291,964)	(126,769)	(1,418,733)

Loss before income taxes	(10,745,965)	166,794	(10,579,171)
Income tax recovery	11,483,879	(335,925)	11,147,954
Net Income	737,914	(169,131)	568,783

Balance sheet as at December 31, 2010

	Canadian	Adjustment	U.S.
	$	$	$
Assets
Current assets
Cash	1,120,373	(1,007)	1,119,366
Accounts receivable	213,661	(192)	213,469
Refundable tax credits	235,084	(211)	234,873
Prepaid expenses and deposits	1,395,019	(1,255)	1,393,764
	2,964,137	(2,665)	2,961,472

Restricted cash	127,242,570	(114,415)	127,128,155
Deposits	82,386,570	(74,081)	82,312,489
Deferred charges	16,542,594	(332,011)	16,210,583
Power project development and construction costs	12,383,514	(117,985)	12,265,529
Property and equipment	17,662,228	(15,882)	17,646,346
Intangible assets	206,187	(186)	206,001
Goodwill	3,698,323	(3,325)	3,694,998
Deferred income tax assets	8,566,300	(7,703)	8,558,597
	271,652,423	(668,253)	270,984,170

Liabilities
Current liabilities

Accounts payable	3,473,451	(3,120)	3,470,331
Accrued liabilities	5,578,836	(5,020)	5,573,816
Accrued interest liabilities	1,066,616	(959)	1,065,657
Loans payable, current	16,123,246	(8,421)	16,114,825
	26,242,149	(17,520)	26,224,629

Loans payable, non current	208,592,572	(510,777)	208,081,795
Interest rate swap contract	476,570	(429)	476,141
Asset retirement obligation	79,121	(71)	79,050
Warrants	6,429,869	(5,782)	6,424,087
	241,820,281	(534,579)	241,285,702
Shareholders' equity
Share capital	54,568,612	(6,611,369)	47,957,243
Additional paid in capital	12,074,781	(1,074,030)	11,000,751
	66,643,393	(7,685,399)	58,957,994

Accumulated other comprehensive loss	(3,516,761)	2,505,387	(1,011,374)
Accumulated deficit	(33,294,490)	5,046,338	(28,248,152)
	(36,811,251)	7,551,725	(29,259,526)
	29,832,142	(133,674)	29,698,468
	271,652,423	(668,253)	270,984,170

Statement of cash flows for the year ended December 31, 2010

	Canadian	Adjustment	U.S.
	$	$	$

Operating activities
Net Income	737,914	(169,131)	568,783
Items not involving cash
Amortization	956,270	(27,973)	928,297
Asset retirement obligation accretion	7,011	(205)	6,806
Deferred income taxes	(11,483,879)	335,951	(11,147,928)
Stock-based compensation expense	1,152,958	(23,010)	1,129,948
Unrealized foreign exchange gain	(25,290)	3,109	(22,181)
Gain on sale of assets	(23,344)	683	(22,661)
Mark to market loss on Canadian dollar warrants	(1,291,964)	(126,769)	(1,418,733)
	(9,970,324)	(7,345)	(9,977,669)
Change in working capital
Accounts receivable	27,832	(39)	27,793
Refundable tax credits	(145,605)	(9,411)	(155,016)
Prepaid expenses and deposits	(924,986)	(15,288)	(940,274)
Income taxes refundable	195,897	(8,633)	187,264
Accounts payable	8,185,978	(25,614)	8,160,364
	(2,631,208)	(66,330)	(2,697,538)

Investing activities
Restricted cash	(127,136,456)	109,768	(127,026,688)
Property and equipment deposits	(82,014,826)	167,015	(81,847,811)
Power project development and construction costs	(6,761,543)	343,195	(6,418,348)
Purchase of property and equipment	(905,354)	26,452	(878,902)
	(216,818,179)	646,430	(216,171,749)

Financing activities
Shares and warrants issued for cash, net of issuance costs	6,855,100	(208,895)	6,646,205
Loan drawdowns	211,832,508	(289,268)	211,543,240
	218,687,608	(498,163)	218,189,445

Net increase (decrease) in cash	(761,779)	81,937	(679,842)
Cash position, beginning of period	1,882,152	(82,944)	1,799,208
Cash position, end of period	1,120,373	(1,007)	1,119,366

Supplemental cash flow information
Interest paid in cash	13,084	(383)	12,701
Interest income received	2,918	(86)	2,832